SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis (USD $)	Oct. 31, 2013	Oct. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets	$ 5,095,513	$ 5,568,060
Derivative liability	540,000
Global Depository Receipts [Member] | Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	4,197,341	4,728,367
Global Depository Receipts [Member] | Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Global Depository Receipts [Member] | Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	4,197,341	4,728,367
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	898,172	339,693
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		500,000
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets	5,095,513	5,568,060
Derivative liability
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets
Derivative liability
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets
Derivative liability	540,000
Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	898,172	339,693
Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		$ 500,000